UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                 USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2014


ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2014



[LOGO OF USAA]
   USAA(R)

                                             [GRAPHIC OF USAA MONEY MARKET FUND]

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              ANNUAL REPORT
              USAA MONEY MARKET FUND
              JULY 31, 2014

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

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PRESIDENT'S MESSAGE

"IT IS IMPORTANT TO REMEMBER DRAMATIC HEADLINES
ARE DESIGNED TO ELICIT AN EMOTIONAL REACTION - AND [PHOTO OF BROOKS ENGLEHARDT] EMOTIONAL STATES OF MIND ARE USUALLY DETRIMENTAL
TO LONG-TERM INVESTMENT DECISION-MAKING."

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SEPTEMBER 2014

Much to the surprise of many market participants, longer-term interest rates trended down during the one-year reporting period. Rates had been expected to rise once the U.S. Federal Reserve (the Fed) began reducing - or "tapering" - its quantitative easing (QE) asset purchases. (Through QE, the Fed had been buying $85 billion of U.S. Treasury securities and mortgage-backed securities every month to push down long-term interest rates and stimulate economic growth.) However, while longer-term rates rose in anticipation of the taper, they actually fell after the Fed started to trim its asset purchases during January of this year. As a result, investors saw the value of their longer-maturity bond holdings increase (bond prices move in the opposite direction of interest rates). Meanwhile, the U.S. economy - which had slowly strengthened during 2013 - took a step back in the first quarter of 2014, contracting by approximately 2%. Although conditions improved in the second quarter, with the economy expanding by about 4%, economic growth overall during the first half of 2014 was a tepid 2%.

What did all of this mean for investors? The drop in longer-term interest rates meant they had to look for higher yields in riskier asset classes, which helped fuel a rally in the U.S. stock market. Many stocks recorded double-digit gains during the reporting period, with small-cap stocks outperforming large-cap stocks. Interestingly, market volatility was low despite mounting geopolitical tensions, including Russia's involvement in the Ukraine, extremist threats to Iraq, and the Gaza-Israel conflict.

Given what happened during the reporting period, you may want to consider reviewing your investment plan and determine if it would be appropriate

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

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to rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. Whatever decision you make, it should be made in the context of your investment plan, which should be based on your goals - such as preparing for retirement - as well as your time horizon and risk tolerance. If you would like some help, please give our advisors a call - they are available to assist you.

Looking ahead, the Fed is likely to continue tapering its QE asset purchases and may end them altogether in October. Longer term, we expect interest rates to rise at a moderate pace and for bond prices to edge down. Higher interest rates could also make riskier asset classes, such as stocks and high-yield securities, less attractive to investors who will be able to find higher yields elsewhere.

At the same time, geopolitical turmoil is likely to persist, along with dramatic headlines. It is important to remember dramatic headlines are designed to elicit an emotional reaction - and emotional states of mind are usually detrimental to long-term investment decision-making. Shareholders must try to look through the media noise and focus instead on relevant information, such as the direction of interest rates and the condition of the U.S. economy, which can provide them with the perspective they need to manage their investments.

Rest assured, we will continue monitoring geopolitical events, economic trends, Fed policy, and other factors that could potentially affect your investments. We remain committed to providing you with our best advice, top-notch service, and a variety of mutual funds. From all of us here at USAA Asset Management Company, thank you for allowing us to serve your investment needs.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Asset Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                 1

MANAGER(S) COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                            4

FINANCIAL INFORMATION

    Distributions to Shareholders                                              8

    Report of Independent Registered Public Accounting Firm                    9

    Portfolio of Investments                                                  10

    Notes to Portfolio of Investments                                         29

    Financial Statements                                                      32

    Notes to Financial Statements                                             35

EXPENSE EXAMPLE                                                               44

ADVISORY AGREEMENT(S)                                                         46

TRUSTEES' AND OFFICERS' INFORMATION                                           51

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA MONEY MARKET FUND (THE FUND) SEEKS THE HIGHEST INCOME CONSISTENT WITH PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.

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TYPES OF INVESTMENTS

The Fund invests its assets in high-quality, U.S. dollar-denominated, short-term debt securities of domestic and foreign issuers that have been determined to present minimal credit risk and comply with strict Securities and Exchange Commission guidelines applicable to money market funds.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER(S) COMMENTARY ON THE FUND

TONY ERA                                                     [PHOTO OF TONY ERA]

USAA Asset Management Company

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o   WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    At the beginning of the reporting period, interest rates rose in anticipation the U.S. Federal Reserve (the Fed) would announce a reduction - or "taper" - in the pace of its monthly purchases of U.S. Treasury securities and mortgage-backed securities. Bond prices, which tend to move in the opposite direction of interest rates, declined. In September of last year, after the Fed said it would make no change in its bond purchases, U.S. Treasury yields drifted downward. They moved up again in the fourth quarter of 2013 on speculation - eventually proved correct - that the Fed would announce that it would begin to taper after its December policy meeting. However, once the taper began in January of this year, interest rates fell. Overall, longer-term and intermediate-term interest rates ended the reporting period lower than they began.

    Yields on money market mutual funds remained at or near 0% throughout the reporting period, as the Fed continued its accommodative monetary policy - holding the federal funds target rate between 0% and 0.25%. Despite historically low absolute yields, investors continued to rely on money market funds for the safety and liquidity they provided.

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2  | USAA MONEY MARKET FUND

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o   HOW DID THE USAA MONEY MARKET FUND (THE FUND) PERFORM DURING THE REPORTING
    PERIOD?

    For the reporting period ended July 31, 2014, the seven-day yield on the Fund remained at 0.01%. The total return for the same period was 0.01%, compared to an average of 0.01% for all money market funds ranked by iMoneyNet, Inc.

    USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    With little expectation that short-term rates would rise over the near term, we extended the portfolio's duration to capture the higher yields available on eligible securities with slightly longer maturities. (Duration is a measure of the Fund's sensitivity to interest rates.) We also continued to invest in variable-rate demand notes (VRDNs), which - because of the frequency of their interest rate reset feature - we believe are likely to benefit when rates rise. In addition, the VRDNs owned by the Fund offer flexibility as they can be sold at par (100% of face value) upon notice of seven days or less. Most of these VRDNs are also guaranteed by a bank letter of credit for the payment of both principal and interest, providing the Fund with a degree of safety and liquidity.

    To identify securities that we believed represented relative value, we relied on our team of credit analysts. These experienced professionals also continued to analyze and monitor every holding in the portfolio.

    Thank you for your continued investment in the Fund.

    Refer to page 5 for the benchmark definition.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.

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                                          MANAGER(S) COMMENTARY ON THE FUND |  3

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INVESTMENT OVERVIEW

USAA MONEY MARKET FUND (THE FUND) (Ticker Symbol: USAXX)

--------------------------------------------------------------------------------
                                        7/31/14                     7/31/13
--------------------------------------------------------------------------------
Net Assets                           $5.2 Billion                $5.1 Billion
Net Asset Value Per Share                $1.00                       $1.00

Dollar-Weighted Average
Portfolio Maturity(+)                   50 Days                     29 Days

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/14
--------------------------------------------------------------------------------
      1 YEAR                        5 YEARS                        10 YEARS
      0.01%                          0.05%                           1.64%

--------------------------------------------------------------------------------
   7-DAY YIELD AS OF 7/31/14                      EXPENSE RATIO AS OF 7/31/13*
--------------------------------------------------------------------------------
   SUBSIDIZED           0.01%                                  0.63%
   UNSUBSIDIZED        -0.42%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or reinvested net investment income. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

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4  | USAA MONEY MARKET FUND

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                          o  7-DAY YIELD COMPARISON  o

                        [CHART OF 7-DAY YIELD COMPARISON]

                                USAA MONEY                       iMONEYNET
                                MARKET FUND                       AVERAGE
 7/30/2013                          0.01%                           0.01%
 8/27/2013                          0.01                            0.01
 9/24/2013                          0.01                            0.01
10/29/2013                          0.01                            0.01
11/26/2013                          0.01                            0.01
12/31/2013                          0.01                            0.01
 1/28/2014                          0.01                            0.01
 2/25/2014                          0.01                            0.01
 3/25/2014                          0.01                            0.01
 4/29/2014                          0.01                            0.01
 5/27/2014                          0.01                            0.01
 6/24/2014                          0.01                            0.01
 7/29/2014                          0.01                            0.01

                                   [END CHART]

       Data represent the last Tuesday of each month. Ending date 7/29/14.

The graph tracks the USAA Money Market Fund's seven-day yield against iMoneyNet, Inc. Money Fund Averages(TM)/First Tier, an average of first-tier major money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

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                      o CUMULATIVE PERFORMANCE OF $10,000 o

                [CHART OF CUMULATIVE PERFORMANCE]

                                                         USAA MONEY
                                                         MARKET FUND
 7/31/2004                                               $10,000.00
 8/31/2004                                                10,008.22
 9/30/2004                                                10,017.89
10/31/2004                                                10,028.91
11/30/2004                                                10,041.07
12/31/2004                                                10,056.65
 1/31/2005                                                10,071.32
 2/28/2005                                                10,086.93
 3/31/2005                                                10,105.65
 4/30/2005                                                10,125.83
 5/31/2005                                                10,146.60
 6/30/2005                                                10,168.79
 7/31/2005                                                10,193.00
 8/31/2005                                                10,218.69
 9/30/2005                                                10,247.10
10/31/2005                                                10,274.58
11/30/2005                                                10,304.74
12/31/2005                                                10,340.12
 1/31/2006                                                10,371.44
 2/28/2006                                                10,403.72
 3/31/2006                                                10,442.99
 4/30/2006                                                10,477.55
 5/31/2006                                                10,517.26
 6/30/2006                                                10,559.61
 7/31/2006                                                10,599.45
 8/31/2006                                                10,642.91
 9/30/2006                                                10,686.52
10/31/2006                                                10,728.86
11/30/2006                                                10,771.40
12/31/2006                                                10,818.49
 1/31/2007                                                10,859.99
 2/28/2007                                                10,900.06
 3/31/2007                                                10,945.92
 4/30/2007                                                10,987.55
 5/31/2007                                                11,032.26
 6/30/2007                                                11,076.90
 7/31/2007                                                11,120.31
 8/31/2007                                                11,170.51
 9/30/2007                                                11,210.80
10/31/2007                                                11,254.46
11/30/2007                                                11,297.28
12/31/2007                                                11,338.33
 1/31/2008                                                11,375.27
 2/29/2008                                                11,405.47
 3/31/2008                                                11,432.08
 4/30/2008                                                11,458.47
 5/31/2008                                                11,485.47
 6/30/2008                                                11,508.32
 7/31/2008                                                11,531.30
 8/31/2008                                                11,555.16
 9/30/2008                                                11,584.75
10/31/2008                                                11,624.54
11/30/2008                                                11,645.87
12/31/2008                                                11,665.17
 1/31/2009                                                11,679.53
 2/28/2009                                                11,691.00
 3/31/2009                                                11,703.09
 4/30/2009                                                11,713.99
 5/31/2009                                                11,725.94
 6/30/2009                                                11,736.60
 7/31/2009                                                11,745.98
 8/31/2009                                                11,752.12
 9/30/2009                                                11,756.28
10/31/2009                                                11,759.20
11/30/2009                                                11,760.69
12/31/2009                                                11,763.45
 1/31/2010                                                11,763.63
 2/28/2010                                                11,763.72
 3/31/2010                                                11,763.82
 4/30/2010                                                11,763.92
 5/31/2010                                                11,764.01
 6/30/2010                                                11,764.11
 7/31/2010                                                11,764.21
 8/31/2010                                                11,764.31
 9/30/2010                                                11,764.41
10/31/2010                                                11,764.50
11/30/2010                                                11,764.60
12/31/2010                                                11,766.03
 1/31/2011                                                11,766.12
 2/28/2011                                                11,766.21
 3/31/2011                                                11,766.31
 4/30/2011                                                11,766.41
 5/31/2011                                                11,766.51
 6/30/2011                                                11,766.60
 7/31/2011                                                11,766.70
 8/31/2011                                                11,766.80
 9/30/2011                                                11,766.90
10/31/2011                                                11,767.00
11/30/2011                                                11,767.09
12/31/2011                                                11,767.20
 1/31/2012                                                11,769.32
 2/29/2012                                                11,769.41
 3/31/2012                                                11,769.51
 4/30/2012                                                11,769.61
 5/31/2012                                                11,769.71
 6/30/2012                                                11,769.81
 7/31/2012                                                11,769.90
 8/31/2012                                                11,770.01
 9/30/2012                                                11,770.10
10/31/2012                                                11,770.20
11/30/2012                                                11,770.30
12/31/2012                                                11,770.75
 1/31/2013                                                11,770.85
 2/28/2013                                                11,770.94
 3/31/2013                                                11,771.04
 4/30/2013                                                11,771.14
 5/31/2013                                                11,771.23
 6/30/2013                                                11,771.33
 7/31/2013                                                11,771.43
 8/31/2013                                                11,771.53
 9/30/2013                                                11,771.63
10/31/2013                                                11,771.74
11/30/2013                                                11,771.84
12/31/2013                                                11,771.99
 1/31/2014                                                11,772.09
 2/28/2014                                                11,772.18
 3/31/2014                                                11,772.28
 4/30/2014                                                11,772.38
 5/31/2014                                                11,772.48
 6/30/2014                                                11,772.57
 7/31/2014                                                11,772.67

                                 [END CHART]

                    Data from 7/31/04 through 7/31/14.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted assumes reinvestment of all net investment income and realized capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. For seven-day yield information, please refer to the Fund's investment overview page.

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6  | USAA MONEY MARKET FUND

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                           o PORTFOLIO MIX - 7/31/14 o

                          [PIE CHART OF PORTFOLIO MIX]

VARIABLE-RATE DEMAND NOTES                                                 46.4%
COMMERCIAL PAPER                                                           20.9%
FIXED-RATE INSTRUMENTS                                                     27.8%
ADJUSTABLE-RATE NOTES                                                       5.0%
PUT BONDS                                                                   0.3%

                                  [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 10-28.

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                                                        INVESTMENT OVERVIEW |  7

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DISTRIBUTIONS TO SHAREHOLDERS

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The following federal tax information related to the Fund's fiscal year ended
July 31, 2014, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2015.

With respect to distributions paid, the Regulated Investment Company Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended July 31, 2014:

                               QUALIFIED INTEREST
                                     INCOME
                               ------------------
                                    $526,000
                               ------------------

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8  | USAA MONEY MARKET FUND

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

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THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Money Market Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Money Market Fund at July 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 18, 2014

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                    REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  9

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PORTFOLIO OF INVESTMENTS

July 31, 2014

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)           SECURITY                                         DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
                FIXED-RATE INSTRUMENTS (27.8%)

                ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
  $   4,870     Bank of New York Mellon                               1.70%      11/24/2014    $   4,889
                                                                                               ---------
                DIVERSIFIED BANKS (18.3%)
     45,025     Bank of America Corp.                                 5.00        1/15/2015       45,928
     45,840     Bank of America Corp.                                 4.50        4/01/2015       47,047
     25,000     Bank of Nova Scotia                                   0.31        8/28/2014       25,000
     25,000     Bank of Nova Scotia                                   0.28        2/06/2015       25,000
     25,000     BNP Paribas S.A.                                      0.27        8/04/2014       25,000
     25,000     BNP Paribas S.A.                                      0.27        9/04/2014       25,000
     25,000     BNP Paribas S.A.                                      0.41        4/20/2015       25,000
     30,000     Canadian Imperial Bank of Commerce                    0.32        9/04/2014       30,000
     25,000     DnB NOR Bank ASA                                      0.21        8/19/2014       25,000
     20,403     JPMorgan Chase & Co.                                  1.88        3/20/2015       20,583
     25,000     Landesbank Baden-Wuerttemberg                         0.28       11/13/2014       25,000
     25,000     Landesbank Hessen-Thueringen                          0.29       11/17/2014       25,000
     25,000     Lloyds TSB Bank plc                                   0.29       10/07/2014       25,000
     25,000     Lloyds TSB Bank plc                                   0.36       12/17/2014       25,000
     30,000     Lloyds TSB Bank plc                                   0.36        2/12/2015       30,000
     25,000     Natixis                                               0.25        8/04/2014       25,000
     25,000     Natixis                                               0.35        9/03/2014       25,000
     25,000     Norinchukin Bank                                      0.20        8/11/2014       25,000
     25,000     Norinchukin Bank                                      0.20        9/08/2014       25,000
     25,000     Norinchukin Bank                                      0.20       10/14/2014       25,000
     25,000     Rabobank Nederland N.V.                               0.31        2/06/2015       25,001
     25,000     Skandinaviska Enskilda Banken AB                      0.38       10/17/2014       25,000
     25,000     Skandinaviska Enskilda Banken AB                      0.23       12/29/2014       25,000
     25,000     Skandinaviska Enskilda Banken AB                      0.27        3/05/2015       25,000
     25,000     Standard Chartered Bank                               0.27       12/18/2014       25,000
     25,000     Standard Chartered Bank                               0.27        1/14/2015       25,000
     25,000     Standard Chartered Bank                               0.33        3/04/2015       25,000
     25,000     Sumitomo Mitsui Banking Corp.                         0.20       10/10/2014       25,000
     25,000     Sumitomo Mitsui Banking Corp.                         0.20       10/21/2014       25,000
     25,000     Swedbank AB                                           0.24       10/02/2014       25,000
     25,000     Swedbank AB                                           0.26        2/27/2015       25,000
     25,000     Swedbank AB                                           0.26        3/06/2015       25,000
     25,330     Wells Fargo & Co.                                     3.75       10/01/2014       25,478

================================================================================

10  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)           SECURITY                                         DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
  $  41,000     Wells Fargo & Co.                                     1.25%       2/13/2015    $  41,201
     35,000     Wells Fargo & Co.                                     3.63        4/15/2015       35,792
                                                                                               ---------
                                                                                                 951,030
                                                                                               ---------
                DIVERSIFIED CAPITAL MARKETS (2.0%)
     25,000     Credit Suisse AG                                      0.40        3/05/2015       25,000
     30,000     Deutsche Bank AG                                      0.23        9/23/2014       30,000
     25,000     UBS AG                                                0.24        8/20/2014       25,000
     25,000     UBS AG                                                0.26        1/15/2015       25,000
                                                                                               ---------
                                                                                                 105,000
                                                                                               ---------
                GENERAL OBLIGATION (0.4%)
      7,200     Jamestown CSD                                         1.00       10/09/2014        7,207
      1,820     New Rochelle                                          1.00        3/06/2015        1,825
     11,750     Schoharie County                                      1.25       11/14/2014       11,769
                                                                                               ---------
                                                                                                  20,801
                                                                                               ---------
                INVESTMENT BANKING & BROKERAGE (2.1%)
     10,235     Morgan Stanley                                        4.20       11/20/2014       10,350
     54,603     Morgan Stanley                                        4.10        1/26/2015       55,551
     38,289     Morgan Stanley                                        6.00        4/28/2015       39,841
                                                                                               ---------
                                                                                                 105,742
                                                                                               ---------
                OTHER DIVERSIFIED FINANCIAL SERVICES (1.8%)
      9,260     General Electric Capital Corp.                        4.88        3/04/2015        9,510
      9,500     General Electric Capital Corp.                        3.50        6/29/2015        9,776
     48,936     JPMorgan Chase & Co.                                  3.70        1/20/2015       49,661
     25,000     Toronto-Dominion Bank                                 0.32       10/10/2014       25,000
                                                                                               ---------
                                                                                                  93,947
                                                                                               ---------
                REGIONAL BANKS (3.1%)
     30,000     Fifth Third Bank                                      0.35        8/05/2014       30,000
     25,000     Fifth Third Bank                                      0.35        8/13/2014       25,000
     54,089     PNC Funding Corp.                                     3.63        2/08/2015       55,008
     25,000     Union Bank, N.A.                                      0.19       12/02/2014       25,000
     25,000     Union Bank, N.A.                                      0.23        3/16/2015       25,000
                                                                                               ---------
                                                                                                 160,008
                                                                                               ---------
                Total Fixed-Rate Instruments (cost: $1,441,417)                                1,441,417
                                                                                               ---------

                COMMERCIAL PAPER (20.9%)

                ASSET-BACKED FINANCING (11.4%)
     25,000     Alpine Securitzation Corp.(a),(b)                     0.19        8/14/2014       24,998
     25,000     Alpine Securitzation Corp.(a),(b)                     0.14        8/21/2014       24,998
     12,000     Alpine Securitzation Corp.(a),(b)                     0.19        9/05/2014       11,998
     25,000     Alpine Securitzation Corp.(a),(b)                     0.27       10/09/2014       24,988

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)           SECURITY                                         DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
  $  25,000     Barton Capital, LLC(a),(b)                            0.20%       9/09/2014    $  24,995
      8,761     Barton Capital, LLC(a),(b)                            0.18       10/03/2014        8,758
     19,463     Fairway Finance Corp.(a),(b)                          0.21        8/06/2014       19,462
     30,000     Gemini Securitization Corp., LLC(a),(b)               0.23        8/01/2014       30,000
     17,000     Gotham Funding Corp.(a),(b)                           0.15        8/18/2014       16,999
     30,300     Govco, LLC(a),(b)                                     0.17        8/11/2014       30,299
     25,000     Govco, LLC(a),(b)                                     0.18       10/16/2014       24,990
     15,000     Hannover Funding Co., LLC(a),(b)                      0.15        9/02/2014       14,998
      9,000     Liberty Street Funding, LLC(a),(b)                    0.05        8/01/2014        9,000
     28,000     Liberty Street Funding, LLC(a),(b)                    0.17        8/04/2014       28,000
     30,000     LMA Americas, LLC(a),(b)                              0.15        8/11/2014       29,999
     12,250     LMA Americas, LLC(a),(b)                              0.15        8/18/2014       12,249
     52,000     Manhattan Asset Funding Co., LLC(a),(b)               0.16        9/02/2014       51,993
     26,800     Nieuw Amsterdam Receivables Corp.(a),(b)              0.18        8/12/2014       26,798
     20,000     Ridgefield Funding Co., LLC(a)                        0.14        8/05/2014       20,000
     20,000     Ridgefield Funding Co., LLC(a)                        0.14        8/26/2014       19,998
     20,000     Ridgefield Funding Co., LLC(a)                        0.18        9/16/2014       19,995
     10,000     Victory Receivables Corp.(a),(b)                      0.14        8/13/2014        9,999
     21,000     Victory Receivables Corp.(a),(b)                      0.14        8/15/2014       20,999
     20,000     Victory Receivables Corp.(a),(b)                      0.15        8/19/2014       19,998
     27,830     Working Capital Management Co.(a),(b)                 0.15        8/08/2014       27,829
     30,000     Working Capital Management Co.(a),(b)                 0.16        8/18/2014       29,998
     10,000     Working Capital Management Co.(a),(b)                 0.17        9/19/2014        9,998
                                                                                               ---------
                                                                                                 594,336
                                                                                               ---------
                EDUCATION (2.1%)
     28,300     Emory Univ.                                           0.18       12/10/2014       28,300
      7,800     Emory Univ.                                           0.18       12/10/2014        7,800
     15,000     John Hopkins Univ.                                    0.13        9/18/2014       15,000
     30,000     Michigan State Univ.                                  0.16       11/04/2014       30,000
     30,000     Univ. of Texas System                                 0.11        8/08/2014       30,000
                                                                                               ---------
                                                                                                 111,100
                                                                                               ---------
                EDUCATION SERVICES (1.4%)
     10,000     American Univ.                                        0.17        8/07/2014       10,000
     10,000     American Univ.                                        0.13        8/18/2014        9,999
     10,000     American Univ.                                        0.15        9/04/2014        9,999
     10,000     American Univ.                                        0.14        9/23/2014        9,998
     10,000     American Univ.                                        0.13       11/13/2014        9,996
     20,000     Vanderbilt Univ.                                      0.19        9/12/2014       19,995
                                                                                               ---------
                                                                                                  69,987
                                                                                               ---------
                ELECTRIC/GAS UTILITIES (0.7%)
     22,500     Long Island Power Auth. (LOC - State Street
                 Bank and Trust Co.)                                  0.14        9/11/2014       22,500

================================================================================

12  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)           SECURITY                                         DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
  $  13,847     South Carolina Public Service Auth.                   0.16%       9/10/2014    $  13,847
                                                                                               ---------
                                                                                                  36,347
                                                                                               ---------
                HEALTH CARE FACILITIES (0.3%)
     17,000     Baptist Memorial Health Care Corp.                    0.16        8/01/2014       17,000
                                                                                               ---------
                HOSPITAL (4.3%)
     30,000     Catholic Health Initiatives                           0.13        8/12/2014       29,998
     15,000     Catholic Health Initiatives                           0.17        9/17/2014       14,997
     47,600     Catholic Health Initiatives                           0.18        9/24/2014       47,587
      7,900     Catholic Health Initiatives                           0.19       10/02/2014        7,897
     11,600     Catholic Health Initiatives                           0.15       10/08/2014       11,596
     40,000     Catholic Health Initiatives                           0.15       10/20/2014       39,987
     30,000     Inova Health System Foundation                        0.13        8/06/2014       29,999
     40,000     Inova Health System Foundation                        0.15        9/03/2014       39,995
                                                                                               ---------
                                                                                                 222,056
                                                                                               ---------
                SOFT DRINKS (0.7%)
     20,000     Coca-Cola Co.(a),(b)                                  0.19        1/15/2015       19,982
     15,000     Coca-Cola Co.(a),(b)                                  0.21        2/26/2015       14,982
                                                                                               ---------
                                                                                                  34,964
                                                                                               ---------
                Total Commercial Paper (cost: $1,085,790)                                      1,085,790
                                                                                               ---------
                PUT BONDS (0.3%)

                ELECTRIC UTILITIES (0.3%)
     15,000     Mobile IDB (cost: $15,000)                            0.45        7/15/2034       15,000
                                                                                               ---------
                VARIABLE-RATE DEMAND NOTES (46.4%)

                AEROSPACE & DEFENSE (0.2%)
      9,595     Albertville IDB (LOC - JPMorgan Chase Bank, N.A.)     0.12        3/01/2018        9,595
                                                                                               ---------
                AGRICULTURAL PRODUCTS (1.7%)
      2,100     Dallam County IDC (LOC - Wells Fargo Bank, N.A.)      0.10        1/01/2027        2,100
     15,000     Indiana Finance Auth.                                 0.10        6/01/2041       15,000
     15,000     Iowa Finance Auth.                                    0.09        6/01/2036       15,000
     20,000     Iowa Finance Auth.                                    0.09        9/01/2036       20,000
     35,000     Iowa Finance Auth.                                    0.10        6/01/2039       35,000
      3,150     Washington Economic Dev. Finance Auth.
                 (LOC - Bank of the West)                             0.20        9/01/2032        3,150
                                                                                               ---------
                                                                                                  90,250
                                                                                               ---------
                AIRLINES (0.8%)
     38,900     Chicago-O'Hare International Airport
                 (LOC - Bayerische Landesbank)                        0.11        5/01/2035       38,900
                                                                                               ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)          SECURITY                                          DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
               AIRPORT SERVICES (0.0%)
  $  2,000     San Antonio (LOC - Bank of America, N.A.)              0.23%       4/01/2020    $   2,000
                                                                                               ---------
               AIRPORT/PORT (0.1%)
     4,440     Cleveland-Cuyahoga County
                (LOC - FirstMerit Bank, N.A.)                         0.14        6/01/2031        4,440
                                                                                               ---------
               ALUMINUM (0.2%)
     7,815     Hancock County (LOC - Wells Fargo Bank, N.A.)          0.26        4/01/2028        7,815
                                                                                               ---------
               APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
     5,270     St. Charles Parish (LOC - Federal Home Loan
                Bank of Atlanta)                                      0.25        9/01/2024        5,270
                                                                                               ---------
               ASSET-BACKED FINANCING (0.0%)
     2,330     Capital Markets Access Co., LLC (LOC - Federal
                Home Loan Bank of Atlanta)                            0.14        8/01/2031        2,330
                                                                                               ---------
               AUTO PARTS & EQUIPMENT (0.3%)
     2,605     Dayton Wheel Concepts, Inc. (LOC - PNC Bank, N.A.)     0.17        5/01/2024        2,605
     1,845     Elkhart County (LOC - Fifth Third Bank)                0.19       12/01/2027        1,845
     4,390     Illinois Finance Auth. (LOC - Federal Home
                Loan Bank of Chicago)                                 0.22        7/01/2040        4,390
       800     Michigan Strategic Fund Ltd.
                (LOC - JPMorgan Chase Bank, N.A.)                     0.47        5/01/2018          800
     3,400     Savanna (LOC - Bank of America, N.A.)                  0.13        5/01/2019        3,400
     1,325     Tippecanoe County (LOC - Fifth Third Bank)             0.19       11/01/2025        1,325
                                                                                               ---------
                                                                                                  14,365
                                                                                               ---------
               AUTOMOBILE MANUFACTURERS (0.2%)
    11,650     Franklin IDB (LOC - Fifth Third Bank)                  0.29        4/01/2030       11,650
                                                                                               ---------
               AUTOMOTIVE RETAIL (0.1%)
     1,378     Kenwood Lincoln-Mercury, Inc.
                (LOC - PNC Bank, N.A.)                                0.17        5/01/2015        1,378
     1,465     Kenwood Lincoln-Mercury, Inc.
                (LOC - PNC Bank, N.A.)                                0.17        3/01/2021        1,465
                                                                                               ---------
                                                                                                   2,843
                                                                                               ---------
               BUILDING PRODUCTS (0.6%)
     3,175     Atchison (LOC - Key Bank, N.A.)                        0.21        1/01/2033        3,175
     3,990     Cornell Iron Works, Inc. (LOC - Bank of America, N.A.) 0.35        4/01/2019        3,990
     2,445     Delaware EDA (LOC - Key Bank, N.A.)                    0.21        4/01/2023        2,445
     3,600     Manhattan IDB (LOC - JPMorgan Chase Bank, N.A.)        0.15        4/01/2028        3,600
     5,585     Moondance Enterprises, LP (LOC - PNC Bank, N.A.)       0.15       11/01/2020        5,585
     2,700     Sheridan (LOC - PNC Bank, N.A.)                        0.11        8/01/2020        2,700
     1,650     Tazewell County IDA (LOC - PNC Bank, N.A.)             0.11        2/01/2017        1,650

================================================================================

14  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)          SECURITY                                          DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
  $  9,400     Warren County (LOC - JPMorgan Chase Bank, N.A.)        0.21%      12/01/2031    $   9,400
                                                                                               ---------
                                                                                                  32,545
                                                                                               ---------
               COMMERCIAL PRINTING (0.2%)
     2,050     Blair County IDA (LOC - PNC Bank, N.A.)                0.11        9/01/2017        2,050
     1,635     Colorado Housing and Finance Auth.
                (LOC - Wells Fargo Bank, N.A.)                        0.26        5/01/2027        1,635
     2,485     Fairway, LLC (LOC - Federal Home
                Loan Bank of San Francisco)                           0.13       12/01/2023        2,485
     1,770     John E. Staten Properties, Inc.
                (LOC - PNC Bank, N.A.)                                0.17       10/01/2021        1,770
     1,500     Summit County Port Auth. (LOC - Key Bank, N.A.)        0.21        7/01/2023        1,500
                                                                                               ---------
                                                                                                   9,440
                                                                                               ---------
               COMMUNITY SERVICE (0.9%)
    11,600     Jackson County IDA (LOC - Commerce Bank, N.A.)         0.11        7/01/2025       11,600
     2,830     Rhode Island Health and Educational Building Corp.
                (LOC - RBS Citizens, N.A.)                            0.40       12/01/2036        2,830
     6,705     Toledo Lucas County Port Auth.
                (LOC - Fifth Third Bank)                              0.12        9/01/2019        6,705
     8,230     Village of Morton Grove
                (LOC - Bank of America, N.A.)                         0.07       12/01/2041        8,230
    16,305     Wisconsin Public Finance Auth.
                (LOC - Fifth Third Bank)                              0.12        2/01/2042       16,305
                                                                                               ---------
                                                                                                  45,670
                                                                                               ---------
               CONSTRUCTION & ENGINEERING (0.4%)
    17,250     Boland Holdings, LLC (LOC - PNC Bank, N.A.)            0.13       12/01/2039       17,250
       900     Mississippi Business Finance Corp.
                (LOC - Capital One, N.A.)                             0.47       10/01/2022          900
                                                                                               ---------
                                                                                                  18,150
                                                                                               ---------
               CONSTRUCTION MATERIALS (0.2%)
     1,855     Franklin IDB (LOC - Federal Home
                Loan Bank of Chicago)                                 0.12        7/01/2032        1,855
     8,900     Paulding County (LOC - Bayerische Landesbank)          0.23        8/01/2026        8,900
                                                                                               ---------
                                                                                                  10,755
                                                                                               ---------
               DISTILLERS & VINTNERS (0.0%)
       100     Kentucky Rural EDA (LOC - PNC Bank, N.A.)              0.15       10/01/2016          100
                                                                                               ---------
               DISTRIBUTORS (0.3%)
    15,410      Bhavnani, LLC (LOC - U.S. Bank, N.A.)                 0.17        5/01/2038       15,410
                                                                                               ---------
               DIVERSIFIED CHEMICALS (0.1%)
     6,500     Port of Port Arthur Navigation District                0.22        4/01/2033        6,500
                                                                                               ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)          SECURITY                                          DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
               DIVERSIFIED REAL ESTATE ACTIVITIES (3.1%)
  $  7,000     Fiore Capital, LLC (LOC - Harris Bank, N.A.)           0.15%       8/01/2045    $   7,000
     6,150     Fiore Capital, LLC (LOC - Harris Bank, N.A.)           0.15        8/01/2045        6,150
    15,045     Kansas City Tax Financing Commission
                (LOC - Key Bank, N.A.)                                0.19        6/01/2024       15,045
    58,400     New York Housing Finance Agency
                (LOC - Landesbank Hessen-Thuringen)                   0.10        5/01/2042       58,400
    14,900     NPJ Properties, LP (LOC - Manufacturers &
                Traders Trust Co.)(a)                                 0.51        2/01/2027       14,900
    28,965     Paca-Pratt Associates, Inc.
                (LOC - Manufacturers & Traders Trust Co.)             0.51        1/01/2038       28,965
     7,730     Pinnacle Properties Dev. Group, LLC
                (LOC - Federal Home Loan Bank of Cincinnati)          0.14        6/15/2041        7,730
     4,900     Rio Bravo, LLC (LOC - Wells Fargo Bank, N.A.)          0.20       12/01/2033        4,900
     3,800     Stice-Hill Holding, LC (LOC - Hancock Bank of
                Louisiana)                                            1.50       12/01/2023        3,800
    13,435     Stobro Co., LP (LOC - Federal Home Loan Bank
                of Pittsburgh)                                        0.18        1/01/2032       13,435
                                                                                               ---------
                                                                                                 160,325
                                                                                               ---------
               EDUCATION (2.5%)
    17,045     Amherst IDA (LOC - Manufacturers & Traders
                Trust Co.)                                            0.11       10/01/2031       17,045
     7,215     Colorado Educational and Cultural Facilities Auth.
                (LOC - Fifth Third Bank)                              0.15        1/01/2029        7,215
    10,000     Massachusetts Dev. Finance Agency
                (LOC - RBS Citizens, N.A.)                            0.40        7/01/2043       10,000
    14,780     Michigan Higher Educational Facilities Auth.
                (LOC - Federal Home Loan Bank of Boston)              0.05        7/01/2037       14,780
     1,440     Minnesota Higher Education Facilities Auth.
                (LOC - U.S. Bank, N.A.)                               0.13        4/01/2027        1,440
     7,860     Missouri Health and Educational Facilities Auth.
                (LOC - Fifth Third Bank)                              0.12        7/15/2037        7,860
     3,860     Nebraska Elementary and Secondary School
                Finance Auth. (LOC - Fifth Third Bank)                0.12        9/01/2029        3,860
     2,410     New York City IDA (LOC - JPMorgan Chase
                Bank, N.A.)                                           0.09       12/01/2034        2,410
    19,565     New York City IDA (LOC - Key Bank, N.A.)               0.16        7/01/2038       19,565
     9,325     Ohio Higher Education Facility
                (LOC - Fifth Third Bank)                              0.16        9/01/2030        9,325
     3,560     Rockland County IDA (LOC - TD Bank, N.A.)              0.13        5/01/2034        3,560
     9,395     Summit County Port Auth. (LOC - Fifth Third Bank)      0.10        8/01/2030        9,395
    12,985     Univ. Athletic Association, Inc.
                (LOC - JPMorgan Chase Bank, N.A.)                     0.05       10/01/2031       12,985

================================================================================

16  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)          SECURITY                                          DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
  $ 10,390     Washington Higher Education Facilities Auth.           0.11%      10/01/2031    $  10,390
                                                                                               ---------
                                                                                                 129,830
                                                                                               ---------
               EDUCATION SERVICES (1.1%)
     7,116     Cornerstone Funding Corp. I (LOC - TD Bank, N.A.)      0.58        1/01/2025        7,116
     1,505     Educational Management Corp.
                (LOC - Old National Bank)                             0.20        5/01/2023        1,505
     7,690     Frisch School (LOC - Santander Bank, N.A.)             1.29        5/01/2036        7,690
     2,838     Indian Creek Christian Church, Inc.
                (LOC - Fifth Third Bank)                              0.24        1/01/2056        2,838
     4,000     Lexington-Fayette Urban County Government
                (LOC - Fifth Third Bank)                              0.15        1/01/2033        4,000
    13,540     Massachusetts Health & Educational Facilities Auth.
                (LOC - Bank of America, N.A.)                         0.11       10/01/2034       13,540
    13,300     New Jersey EDA (LOC - Santander Bank, N.A.)            1.25        5/01/2036       13,300
     5,600     Rhode Island EDC (LOC - RBS Citizens, N.A.)            0.40        3/01/2038        5,600
     2,755     Summit County Day School (LOC - U.S. Bank, N.A.)       0.30        2/01/2019        2,755
                                                                                               ---------
                                                                                                  58,344
                                                                                               ---------
               ELECTRIC UTILITIES (7.7%)
    39,900     Appling County Dev. Auth.                              0.07        9/01/2041       39,900
    21,040     Burke County Dev. Auth.                                0.05        7/01/2049       21,040
     6,000     Dade County IDA                                        0.06        6/01/2021        6,000
    33,100     Escambia County                                        0.07        4/01/2039       33,100
    38,300     Garfield County Industrial Auth.                       0.11        1/01/2025       38,300
     4,800     Heard County Dev. Auth.                                0.09       12/01/2037        4,800
     5,000     Indiana Dev. Finance Auth.                             0.36       12/01/2038        5,000
     2,730     Jackson County                                         0.08        7/01/2022        2,730
    22,000     Martin County                                          0.07        7/15/2022       22,000
    15,000     Miami-Dade County IDA                                  0.06        2/01/2023       15,000
    10,600     Mississippi Business Finance Corp.                     0.08        7/01/2025       10,600
     9,400     Mississippi Business Finance Corp.                     0.06       12/01/2027        9,400
    13,520     Mississippi Business Finance Corp.                     0.08        5/01/2028       13,520
     7,250     Mobile IDB                                             0.08        9/01/2031        7,250
    12,000     Monroe County Dev. Auth.                               0.07        4/01/2032       12,000
    20,000     Muskogee Industrial Trust                              0.07        6/01/2027       20,000
    20,800     Putnam County IDA                                      0.07        4/01/2032       20,800
    30,000     St. Lucie County                                       0.06        5/01/2024       30,000
    86,400     St. Lucie County                                       0.07        9/01/2028       86,400
                                                                                               ---------
                                                                                                 397,840
                                                                                               ---------
               ELECTRIC/GAS UTILITIES (0.6%)
    10,000     Chatom IDB (NBGA)                                      0.21        8/01/2041       10,000
    22,700     Long Island Power Auth. (LOC - Bayerische Landesbank)  0.07        5/01/2033       22,700
                                                                                               ---------
                                                                                                  32,700
                                                                                               ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                      VALUE
(000)          SECURITY                                           DISCOUNT RATE   MATURITY         (000)
--------------------------------------------------------------------------------------------------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
  $  1,000     Colorado Housing and Finance Auth.
                (LOC - Wells Fargo Bank, N.A.)                        0.26%       8/01/2030    $   1,000
     1,060     Colorado Housing and Finance Auth.
                (LOC - Wells Fargo Bank, N.A.)                        0.26       10/01/2032        1,060
                                                                                               ---------
                                                                                                   2,060
                                                                                               ---------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
     4,955     Putnam County IDA (LOC - RBS Citizens, N.A.)           0.47        7/01/2032        4,955
     1,020     Springfield IDA (LOC - Federal Home Loan Bank of
                Des Moines)                                           0.16        8/01/2025        1,020
                                                                                               ---------
                                                                                                   5,975
                                                                                               ---------
               FOOD DISTRIBUTORS (0.1%)
     1,275     Alameda County IDA (LOC - Comerica Bank, N.A.)         0.17       12/01/2040        1,275
     4,202     CCO, LLC (LOC - Fifth Third Bank)                      0.29        9/01/2024        4,202
                                                                                               ---------
                                                                                                   5,477
                                                                                               ---------
               FOOD RETAIL (0.1%)
     6,915     Saubels Market, Inc. (LOC - Fulton Bank)               1.20        5/01/2034        6,915
                                                                                               ---------
               FOREST PRODUCTS (0.1%)
     4,800     Rex Lumber, LLC (LOC - Federal Home
                Loan Bank of Dallas)                                  0.14        2/01/2022        4,800
                                                                                               ---------
               GENERAL MERCHANDISE STORES (0.1%)
     5,580     Marion EDA (LOC - Key Bank, N.A.)                      0.25        2/01/2035        5,580
                                                                                               ---------
               GENERAL OBLIGATION (1.3%)
     7,500     Bridgeview (LOC - Harris Bank, N.A.)                   0.17       12/01/2038        7,500
     7,500     Bridgeview (LOC - Harris Bank, N.A.)                   0.17       12/01/2038        7,500
    11,090     Covington (LOC - U.S. Bank, N.A.)                      0.30       12/01/2029       11,090
     8,325     Michigan Charter Township of Commerce
                (LOC - Comerica Bank, N.A.)                           0.18       10/01/2018        8,325
    34,645     Michigan Charter Township of Commerce
                (LOC - Federal Home Loan Bank of Boston)              0.13       10/01/2034       34,645
                                                                                               ---------
                                                                                                  69,060
                                                                                               ---------
               HEALTH CARE EQUIPMENT (0.2%)
     1,690     Labcon North America (LOC - Bank of the West)          0.18        1/01/2040        1,690
     8,500     Labcon North America (LOC - Bank of the West)          0.18        6/01/2044        8,500
                                                                                               ---------
                                                                                                  10,190
                                                                                               ---------
               HEALTH CARE FACILITIES (3.9%)
     5,170     Alexandria IDA (LOC - Bank of America, N.A.)           0.15        7/01/2030        5,170
    11,370     Bronson Lifestyle Improvement & Research Center
                (LOC - Fifth Third Bank)                              0.22        9/01/2030       11,370

================================================================================

18  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                      VALUE
(000)          SECURITY                                           DISCOUNT RATE    MATURITY        (000)
--------------------------------------------------------------------------------------------------------
  $    285     Columbia County Capital Resource Corp.
                (LOC - HSBC Bank USA)                                 0.16%       7/01/2015    $     285
     2,040     Columbia County IDA (LOC - HSBC Bank USA)              0.16        7/01/2027        2,040
     2,885     Community Behavioral Healthcare Cooperative
                of Pennsylvania (LOC - Fulton Bank)                   1.20        9/01/2027        2,885
     2,965     Crozer Keystone Health System
                (LOC - TD Bank, N.A.)                                 0.25       12/15/2021        2,965
       745     District of Columbia
                (LOC - Manufacturers & Traders Trust Co.)             0.51        7/01/2032          745
     3,975     Dunn Nursing Home, Inc.
                (LOC - Federal Home Loan Bank of Atlanta)             0.14        2/01/2024        3,975
     7,465     Genoa Medical Dev., LLC (LOC - Fifth Third Bank)       0.24       12/01/2045        7,465
     8,325     Healthcare Network Properties, LLC
                (LOC - PNC Bank, N.A.)                                0.11        1/01/2029        8,325
     4,555     Heart Property, LLC (LOC - PNC Bank, N.A.)             0.15        7/01/2026        4,555
     5,065     IHA Capital Dev., LLC (LOC - Fifth Third Bank)         0.24        6/01/2053        5,065
     2,235     Kingston HealthCare Co. (LOC - Fifth Third Bank)       0.24        1/01/2022        2,235
     4,345     Louisiana Public Facilities Auth.
                (LOC - Capital One, N.A.)                             0.70        7/01/2028        4,345
     3,915     MCE MOB IV, LP (LOC - PNC Bank, N.A.)                  0.13        8/01/2022        3,915
     3,550     Medical Center of Athens
                (LOC - Federal Home Loan Bank of Atlanta)             0.21        9/01/2032        3,550
     7,285     Medical Properties Investment Co.
                (LOC - Fifth Third Bank)                              0.24       11/01/2035        7,285
     7,710     MediLucent MOB I, LP (LOC - PNC Bank, N.A.)            0.13        8/01/2030        7,710
    12,365     MMC Corp. (LOC - JPMorgan Chase Bank, N.A.)            0.38       11/01/2035       12,365
    10,765     New Tristate Ventures, LLC (LOC - Fifth Third Bank)    0.24        5/01/2026       10,765
     3,085     Ohio Presbyterian Retirement Services
                (LOC - PNC Bank, N.A.)                                0.15        7/01/2033        3,085
     4,160     Onondaga County IDA (LOC - HSBC Bank USA)              0.15        1/01/2023        4,160
    19,760     OSF Finance Co., LLC (LOC - PNC Bank, N.A.)            0.11       12/01/2037       19,760
     2,610     Premier Senior Living, LLC
                (LOC - Wells Fargo Bank, N.A.)                        0.14        8/01/2037        2,610
     2,585     Premier Senior Living, LLC
                (LOC - Wells Fargo Bank, N.A.)                        0.14        8/01/2037        2,585
     6,805     Premier Senior Living, LLC
                (LOC - Wells Fargo Bank, N.A.)                        0.14        8/01/2037        6,805
     4,740     Premier Senior Living, LLC
                (LOC - Wells Fargo Bank, N.A.)                        0.14        8/01/2037        4,740
     3,065     Premier Senior Living, LLC
                (LOC - Wells Fargo Bank, N.A.)                        0.14        8/01/2037        3,065
     3,940     Premier Senior Living, LLC
                (LOC - Wells Fargo Bank, N.A.)                        0.14        8/01/2037        3,940

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)          SECURITY                                          DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
  $  2,200     Premier Senior Living, LLC
                (LOC - Wells Fargo Bank, N.A.)                        0.14%       8/01/2037    $   2,200
    23,695     Premier Senior Living, LLC
                (LOC - Wells Fargo Bank, N.A.)                        0.14        8/01/2037       23,695
     5,655     Sawmill Creek Lodge Co. (LOC - Fifth Third Bank)       0.29       10/01/2026        5,655
     3,055     Syracuse IDA (LOC - HSBC Bank USA)                     0.15        1/01/2023        3,055
     5,775     Wisconsin Health and Educational Facilities Auth.
                (LOC - KBC Bank N.V.)                                 0.16        3/01/2038        5,775
     3,400     Woodbury County (LOC - Wells Fargo Bank, N.A.)         0.20       12/01/2014        3,400
                                                                                               ---------
                                                                                                 201,545
                                                                                               ---------
               HEALTH CARE SERVICES (0.3%)
     7,355     Central Ohio Medical Textiles
                (LOC - PNC Bank, N.A.)                                0.13        3/01/2023        7,355
     6,360     Kaneville Road Joint Venture
                (LOC - Federal Home Loan Bank of Chicago)             0.14       11/01/2032        6,360
                                                                                               ---------
                                                                                                  13,715
                                                                                               ---------
               HEALTH MISCELLANEOUS (0.1%)
     2,060     Kent Hospital Finance Auth.
                (LOC - Fifth Third Bank)                              0.15       10/01/2041        2,060
     4,235     Michigan Strategic Fund Ltd.
                (LOC - Fifth Third Bank)                              0.15        8/01/2023        4,235
                                                                                               ---------
                                                                                                   6,295
                                                                                               ---------
               HOME FURNISHINGS (0.2%)
     3,295     Caddo Parish IDB (LOC - Capital One, N.A.)             0.24        7/01/2024        3,295
     2,000     Fulton County Dev. Auth.
                (LOC - Wells Fargo Bank, N.A.)                        0.18        6/01/2027        2,000
     2,300     Jasper County IDA
                (LOC - JPMorgan Chase Bank, N.A.)                     0.22        8/01/2016        2,300
     2,000     Michigan Strategic Fund Ltd.
                (LOC - JPMorgan Chase Bank, N.A.)                     0.16        9/01/2030        2,000
     2,050     Walton County Industrial Building Auth.
                (LOC - Wells Fargo Bank, N.A.)                        0.18       10/01/2017        2,050
                                                                                               ---------
                                                                                                  11,645
                                                                                               ---------
               HOME IMPROVEMENT RETAIL (0.1%)
     6,125     Brookhaven IDA (LOC - Capital One, N.A.)               0.38        1/01/2025        6,125
                                                                                               ---------
               HOSPITAL (1.2%)
     3,355     Albany IDA (LOC - RBS Citizens, N.A.)                  0.98        5/01/2035        3,355
     2,700     Fayette County (LOC - PNC Bank, N.A.)                  0.17        8/01/2023        2,700
     2,265     Johnson City Health and Educational
                Facilities Board (LOC - U.S. Bank, N.A.)              0.13        7/01/2033        2,265

================================================================================

20  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                      VALUE
(000)          SECURITY                                           DISCOUNT RATE   MATURITY         (000)
--------------------------------------------------------------------------------------------------------
  $ 12,845     Massachusetts Health and Educational
                Facilities Auth. (LOC - Wells Fargo Bank, N.A.)       0.04%       7/01/2039    $  12,845
     7,500     Michigan Hospital Finance Auth.
                (LOC - Fifth Third Bank)                              0.16       12/01/2032        7,500
     7,500     Michigan Hospital Finance Auth.
                (LOC - Fifth Third Bank)                              0.16       12/01/2032        7,500
     6,420     Mountain States Health Alliance
                (LOC - Mizuho Corporate Bank Ltd.)                    0.12        7/01/2026        6,420
     9,265     Nassau Health Care Corp.
                (LOC - JPMorgan Chase Bank, N.A.)                     0.12        8/01/2022        9,265
     8,810     West Virginia State Hospital Finance Auth.
                (LOC - Fifth Third Bank)                              0.15       10/01/2033        8,810
                                                                                               ---------
                                                                                                  60,660
                                                                                               ---------
               HOTELS, RESORTS & CRUISE LINES (0.4%)
     2,810     Connecticut Dev. Auth. (LOC - TD Bank, N.A.)           0.20       12/01/2028        2,810
     1,820     Doghouse Properties, LLC
                (LOC - Federal Home Loan Bank of Atlanta)             0.20        5/01/2027        1,820
    10,080     Forward Corp. (LOC - Fifth Third Bank)                 0.24       12/01/2030       10,080
     3,500     Massachusetts Port Auth.
                (LOC - Royal Bank of Scotland plc)(a)                 0.85        3/01/2018        3,500
                                                                                               ---------
                                                                                                  18,210
                                                                                               ---------
               HOUSEWARES & SPECIALTIES (0.0%)
     1,820     Schulte Corp. (LOC - Fifth Third Bank)                 0.24        9/01/2024        1,820
                                                                                               ---------
               INDUSTRIAL GASES (0.1%)
     4,000     Louisiana Public Facilities Auth.                      0.06       12/01/2042        4,000
                                                                                               ---------
               INDUSTRIAL MACHINERY (0.2%)
     3,200     AL-FE Heat Treating, Inc. (LOC - PNC Bank, N.A.)       0.15        5/01/2021        3,200
     3,290     Fulton County Dev. Auth.
                (LOC - Federal Home Loan Bank of Atlanta)             0.14        5/01/2030        3,290
     2,075     Lynchburg IDA (LOC - PNC Bank, N.A.)                   0.11        3/01/2029        2,075
       720     Michigan Strategic Fund Ltd.
                (LOC - Fifth Third Bank)                              0.19        3/01/2023          720
     1,770     Trumbull County (LOC - Key Bank, N.A.)                 0.21        4/01/2017        1,770
                                                                                               ---------
                                                                                                  11,055
                                                                                               ---------
               INTEGRATED OIL & GAS (0.5%)
    20,000     Calhoun County Navigation IDA                          0.11        1/01/2024       20,000
     6,505     California Municipal Finance Auth.                     0.04       12/01/2029        6,505
                                                                                               ---------
                                                                                                  26,505
                                                                                               ---------
               INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
     5,700     South Central Communications Corp.
                (LOC - Fifth Third Bank)                              0.24        4/01/2018        5,700
                                                                                               ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                      VALUE
(000)          SECURITY                                           DISCOUNT RATE   MATURITY         (000)
--------------------------------------------------------------------------------------------------------
               LEISURE FACILITIES (0.3%)
  $  4,915     Cattail Creek Country Club, Inc.
                (LOC - Manufacturers & Traders Trust Co.)             0.51%       3/01/2031    $   4,915
     9,400     Turfway Park, LLC (LOC - Bank of America, N.A.)        0.30        7/01/2022        9,400
                                                                                               ---------
                                                                                                  14,315
                                                                                               ---------
               LEISURE PRODUCTS (0.1%)
     5,715     Charter Lakes Capital, LLC (LOC - U.S. Bank, N.A.)     0.16       10/01/2046        5,715
     1,840     Rhode Island Industrial Facilities Corp.
                (LOC - TD Bank, N.A.)                                 0.15        2/01/2021        1,840
                                                                                               ---------
                                                                                                   7,555
                                                                                               ---------
               LIFE & HEALTH INSURANCE (0.9%)
     9,825     KVR Insurance Trust (LOC - Bank of Oklahoma, N.A.)     0.14        6/01/2034        9,825
     5,090     Larry L. Henry 2013 Family Trust
                (LOC - Wells Fargo Bank, N.A.)                        0.14       11/01/2033        5,090
     3,950     Lavonia O. Frick Family Trust
                (LOC - Wells Fargo Bank, N.A.)                        0.14        8/01/2028        3,950
    13,355     Lavonne Johnson Life Insurance Trust
                (LOC - Federal Home Loan Bank of Atlanta)             0.14        6/01/2031       13,355
     8,870     Lynette J. Keane Insurance Trust
                (LOC - Wells Fargo Bank, N.A.)                        0.14       10/01/2033        8,870
     5,565     Raymon Lee Ince Irrevocable Trust
                (LOC - Bank of Oklahoma, N.A.)                        0.14        7/01/2033        5,565
     1,850     Ronald Ray Irrevocable Life Insurance Trust
                (LOC - Federal Home Loan Bank of Atlanta)             0.14        8/01/2022        1,850
                                                                                               ---------
                                                                                                  48,505
                                                                                               ---------
               MARINE (0.1%)
     5,185     Washington Economic Dev. Finance Auth.
                (LOC - Key Bank, N.A.)                                0.40        3/01/2037        5,185
                                                                                               ---------
               MOVIES & ENTERTAINMENT (0.3%)
    14,110     Esplanade Theatres, LLC
                (LOC - Federal Home Loan Bank of Dallas)              0.25       11/01/2042       14,110
     2,500     Kenner Theatres, LLC
                (LOC - Federal Home Loan Bank of Dallas)              0.25        2/01/2042        2,500
                                                                                               ---------
                                                                                                  16,610
                                                                                               ---------
               MULTIFAMILY HOUSING (2.0%)
     8,240     Alabama Housing Finance Auth.
                (LOC - U.S. Bank, N.A.)                               0.10        4/01/2037        8,240
     8,750     Dallas Housing Finance Corp. (LIQ)
                (LOC - Citigroup, Inc.)(a)                            1.00        9/01/2019        8,750
     4,820     Florida Housing Finance Corp.
                (LOC - SunTrust Bank)                                 0.28        4/01/2034        4,820

================================================================================

22  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)          SECURITY                                          DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
  $  7,500     Gwinnett County Housing Auth.
                (LOC - SunTrust Bank)                                 0.30%       3/01/2041    $   7,500
     3,380     Montana Board of Housing (LIQ)
                (LOC - Citigroup, Inc.)(a)                            1.00       10/01/2033        3,380
    10,000     Nebraska Investment Finance Auth.
                (LOC - Citibank, N.A.)                                0.10       10/01/2042       10,000
     4,785     Nevada Housing Division (LOC - Citibank, N.A.)         0.14       10/01/2035        4,785
    16,900     New York Housing Finance Agency
                (LOC - Landesbank Hessen-Thuringen)                   0.08       11/01/2038       16,900
     3,685     New York Housing Finance Agency
                (LOC - Citibank, N.A.)                                0.07        5/01/2039        3,685
    24,150      New York Housing Finance Agency
                (LOC - Landesbank Hessen-Thuringen)                   0.07        5/01/2041       24,150
     6,600     New York Housing Finance Agency
                (LOC - Landesbank Hessen-Thuringen)                   0.07        5/01/2041        6,600
     4,360     New York Housing Finance Agency
                (LOC - Landesbank Hessen-Thuringen)                   0.10       11/01/2044        4,360
       990     Vermont Housing Finance Agency
                (LOC - Key Bank, N.A.)                                0.21        1/01/2038          990
       930     Washington Housing Finance Commission
                (LOC - Mizuho Corporate Bank Ltd.)                    0.23        6/15/2037          930
                                                                                               ---------
                                                                                                 105,090
                                                                                               ---------
               MUNICIPAL FINANCE (0.0%)
       700     Delaware Valley Regional Finance Auth.
                (LOC - Bayerische Landesbank)                         0.28       12/01/2020          700
                                                                                               ---------
               NURSING/CCRC (2.8%)
    10,900     Alexandria IDA (LOC - Wells Fargo Bank, N.A.)          0.05       10/01/2035       10,900
     2,340      Berks County Municipal Auth.
                (LOC - Citizens Bank of Pennsylvania)                 0.34        5/15/2022        2,340
     3,785     Butler County Hospital Auth.
                (LOC - Citizens Bank of Pennsylvania)                 0.34       10/01/2042        3,785
     4,065     Harrisonburg IDA (LOC - Branch Banking & Trust Co.)    0.05        4/01/2036        4,065
    26,185     Hempstead IDA (LIQ) (LOC - Deutsche Bank A.G.)(a)      0.26       10/01/2045       26,185
    15,270     Islip IDA (LIQ) (LOC - Deutsche Bank A.G.)(a)          0.26       12/01/2029       15,270
    13,555     Jackson County EDC (LOC - Bank of America, N.A.)       0.06       11/01/2031       13,555
     1,145     Lynchburg Redevelopment & Housing Auth.
                (LOC - Manufacturers & Traders Trust Co.)             0.51       12/01/2034        1,145
    64,995     Nassau County IDA (LIQ)
                (LOC - Deutsche Bank A.G.)(a)                         0.26       12/01/2033       64,995
       875     Roanoke County EDA
                (LOC - Branch Banking & Trust Co.)                    1.16       10/01/2028          875
                                                                                               ---------
                                                                                                 143,115
                                                                                               ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)          SECURITY                                          DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
               OIL & GAS REFINING & MARKETING (0.2%)
  $  8,700     Port of Port Arthur Navigation District                0.19%      12/01/2039    $   8,700
                                                                                               ---------
               PACKAGED FOODS & MEAT (0.5%)
     3,280     Brewster Dairy, Inc. (LOC - Bank of Montreal)          0.15        4/03/2023        3,280
     2,200     Indiana Finance Auth. (LOC - Bank of America, N.A.)    0.25       12/01/2027        2,200
     2,260     Lancaster IDA (LOC - Fulton Bank)                      1.20        6/01/2027        2,260
       530     Laurel County (LOC - Rabobank Nederland N.V.)          0.33        3/01/2015          530
     4,000     Michigan Strategic Fund Ltd. (LOC - AgriBank, FCB)     0.11        6/01/2024        4,000
     7,500     Premier Mushrooms, Inc. (LOC - CoBank, ACB)            0.14       12/01/2037        7,500
     3,860     St. Tammany Parish (LOC - Federal Home
                Loan Bank of Dallas)                                  0.20        7/01/2022        3,860
                                                                                               ---------
                                                                                                  23,630
                                                                                               ---------
               PAPER PACKAGING (0.0%)
       630     Washington Finance EDA
                (LOC - Wells Fargo Bank, N.A.)                        0.20        4/01/2033          630
                                                                                               ---------
               PAPER PRODUCTS (0.1%)
       955     Jackson Paper Co. (LOC - Federal Home
                Loan Bank of Atlanta)                                 0.20        4/01/2027          955
     5,600     Willacoochee Dev. Auth.
                (LOC - Federal Home Loan Bank of Atlanta)             0.16        5/01/2021        5,600
                                                                                               ---------
                                                                                                   6,555
                                                                                               ---------
               PERSONAL PRODUCTS (0.0%)
     1,680     Suffolk County IDA (LOC - Citibank, N.A.)              0.34       12/01/2019        1,680
                                                                                               ---------
               PHARMACEUTICALS (1.5%)
     7,000     Montgomery County IDA
                (LOC - Landesbank Hessen-Thuringen)                   0.19        4/01/2022        7,000
    20,000     New Hampshire Business Finance Auth.
                (LOC - Landesbank Hessen-Thuringen)                   0.19       11/01/2020       20,000
    19,500     New Hampshire Business Finance Auth.
                (LOC - Landesbank Hessen-Thuringen)                   0.19        9/01/2025       19,500
    30,000     New Hampshire Business Finance Auth.
                (LOC - Landesbank Hessen-Thuringen)                   0.19        4/01/2030       30,000
                                                                                               ---------
                                                                                                  76,500
                                                                                               ---------
               PUBLISHING (0.0%)
     1,800     Washington Economic Dev. Finance Auth.
                (LOC - U.S. Bank, N.A.)                               0.21        1/01/2033        1,800
                                                                                               ---------
               REAL ESTATE OPERATING COMPANIES (4.2%)
     3,300     Beaver Creek Enterprises, Inc.
                (LOC - PNC Bank, N.A.)                                0.15        3/02/2020        3,300

================================================================================

24  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)          SECURITY                                          DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
  $  2,825     Cain Capital Investments, LLC (LOC - Federal Home
                Loan Bank of Cincinnati)                              0.26%      10/01/2046    $   2,825
    30,815     Carew Realty, Inc. (LOC - Fifth Third Bank)            0.24        5/01/2037       30,815
    11,515     Delos, LLC (LOC - U.S. Bank, N.A.)                     0.32        3/01/2037       11,515
     3,300     Dennis Wesley Co., Inc. (LOC - Federal Home
                Loan Bank of Indianapolis)                            0.14        6/15/2034        3,300
     1,939     East Anderson Housing, LLC
                (LOC - Fifth Third Bank)                              0.29        8/01/2055        1,939
     4,680     East Hempfield IDA (LOC - Fulton Bank)                 1.00       10/15/2026        4,680
     8,285     Elsinore Properties, LP (LOC - Fifth Third Bank)       0.24        2/01/2037        8,285
     4,275     EMF, LLC (LOC - Comerica Bank, N.A.)                   0.17        6/01/2042        4,275
     4,770     Forsyth County (LOC - Fifth Third Bank)                0.17        1/01/2037        4,770
     1,750     Fulton County Housing Auth.
                (LOC - Federal Home Loan Bank of Atlanta)             0.15        2/01/2041        1,750
     2,240     Hostun, LLC (LOC - Fifth Third Bank)                   0.29       12/01/2027        2,240
     2,025     Icon Finance, LLC (LOC - Fifth Third Bank)             0.29        5/15/2026        2,025
       845     Indianapolis (LOC - RBS Citizens, N.A.)                0.30       11/01/2042          845
     1,720     Islip IDA (LOC - Citibank, N.A.)                       0.35       12/01/2020        1,720
     3,684     J Investments, LLC (LOC - Fifth Third Bank)            0.24       12/01/2055        3,684
     1,445     Kaylian, LLC (LOC - Fifth Third Bank)                  0.29       12/01/2055        1,445
     6,640     Koar D'Iberville Center (LOC - Federal Home
                Loan Bank of Dallas)                                  0.14        1/01/2033        6,640
     4,980     Lodge Apartments Holdings, LLC
                (LOC - Mizuho Corporate Bank Ltd.)                    0.17        3/01/2026        4,980
     2,435     Michigan Equity Group, LLC
                (LOC - Fifth Third Bank)                              0.24        4/01/2034        2,435
     4,000     Michigan Equity Group, LLC
                (LOC - Fifth Third Bank)                              0.24       12/01/2034        4,000
     6,150     New York City Housing Dev. Corp.
                (LOC - Landesbank Hessen-Thuringen)                   0.08       12/01/2036        6,150
     7,770     New York City Housing Dev. Corp.
                (LOC - RBS Citizens, N.A.)                            0.22        3/01/2048        7,770
    33,570     New York City Housing Dev. Corp.
                (LOC - RBS Citizens, N.A.)                            0.26        3/01/2048       33,570
     2,900     Pennsylvania Economic Dev. Financing Auth.
                (LOC - PNC Bank, N.A.)                                0.13        4/01/2035        2,900
    16,715     Sugar Creek Finance Co., LLC
                (LOC - Northern Trust Co.)                            0.16        6/01/2042       16,715
    25,000     Sunroad Centrum Apartments 23, LP
                (LOC - Comerica Bank, N.A.)                           0.17        8/01/2052       25,000
     3,565     Syracuse IDA (LOC - Key Bank, N.A.)                    0.21       10/01/2039        3,565
    13,255     Willow Interests, LLC (LOC - Fifth Third Bank)         0.29        4/01/2025       13,255
                                                                                               ---------
                                                                                                 216,393
                                                                                               ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)          SECURITY                                          DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
               REAL ESTATE TAX/FEE (0.1%)
  $  4,200     Jasper, Morgan, Newton, & Walton County
                (LOC - JPMorgan Chase Bank, N.A.)                     0.20%      12/01/2020    $   4,200
                                                                                               ---------
               REGIONAL BANKS (0.0%)
     2,400     Cobb County IDA (LOC - Federal Home
                Loan Bank of Atlanta)                                 0.14        2/01/2030        2,400
                                                                                               ---------
               RESTAURANTS (0.2%)
     9,065     B.F. Ft. Myers, Inc. (LOC - Fifth Third Bank)          0.24       11/01/2017        9,065
                                                                                               ---------
               SEMICONDUCTOR EQUIPMENT (0.2%)
    10,730     Saratoga County IDA
                (LOC - JPMorgan Chase Bank, N.A.)                     0.11       11/01/2021       10,730
                                                                                               ---------
               SINGLE FAMILY HOUSING (0.1%)
     3,975     Montgomery County (LOC - PNC Bank, N.A.)               0.11        7/01/2039        3,975
                                                                                               ---------
               SOLID WASTE DISPOSAL (0.1%)
     5,100     Calcasieu Parish IDB
                (LOC - JPMorgan Chase Bank, N.A.)                     0.12       12/01/2024        5,100
     1,200     Calcasieu Parish IDB
                (LOC - JPMorgan Chase Bank, N.A.)                     0.12        6/01/2025        1,200
                                                                                               ---------
                                                                                                   6,300
                                                                                               ---------
               SPECIAL ASSESSMENT/TAX/FEE (0.1%)
     3,200     Sheridan Redevelopment Agency
                (LOC - JPMorgan Chase Bank, N.A.)                     0.20       12/01/2029        3,200
                                                                                               ---------
               SPECIALIZED FINANCE (0.0%)
     1,684     Kalamazoo Funding Co., LLC
                (LOC - Fifth Third Bank)                              0.24       12/15/2026        1,684
                                                                                               ---------
               SPECIALTY STORES (0.7%)
    34,225     Bass Pro Rossford Development Co., LLC
                (LOC - Fifth Third Bank)                              0.29       11/01/2027       34,225
                                                                                               ---------
               STEEL (1.1%)
    10,000     Illinois Finance Auth. (LOC - UniCredit Bank A.G.)     2.25        2/01/2037       10,000
     6,000     Klein Steel Services, Inc.
                (LOC - Manufacturers & Traders Trust Co.)(a)          0.51        8/01/2025        6,000
     1,955     Metaltec Steel Abrasive Co.
                (LOC - Comerica Bank, N.A.)                           0.21       11/01/2034        1,955
     2,500     Mississippi Business Finance Corp.
                (LOC - Federal Home Loan Bank of Dallas)              0.14        7/01/2020        2,500
    20,000     SSAB AB (LOC - Swedbank AB)                            0.13        4/01/2034       20,000
    15,000     SSAB AB (LOC - Credit Agricole Corp. Inv. Bank)        0.14        5/01/2034       15,000
                                                                                               ---------
                                                                                                  55,455
                                                                                               ---------

================================================================================

26  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON OR                       VALUE
(000)          SECURITY                                          DISCOUNT RATE    MATURITY         (000)
--------------------------------------------------------------------------------------------------------
               TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.0%)
  $  1,470     Alameda County IDA (LOC - Bank of the West)            0.18%      12/01/2040   $    1,470
                                                                                              ----------
               TOLL ROADS (0.0%)
     2,300     New York State Thruway Auth. (LIQ)(a)                  0.07        4/01/2015        2,300
                                                                                              ----------
               WATER UTILITIES (0.2%)
     3,500     Beckley Water Co. (LOC - JPMorgan Chase Bank, N.A.)    0.22       10/01/2016        3,500
     4,000     Indiana Finance Auth. (LOC - Fifth Third Bank)         0.17       12/01/2028        4,000
     1,305     L3 Corp. (LOC - Fifth Third Bank)                      0.29       10/01/2034        1,305
                                                                                              ----------
                                                                                                   8,805
                                                                                              ----------
               WATER/SEWER UTILITY (0.1%)
     5,155     Hesperia Public Financing Auth.
                (LOC - Bank of the West)                              0.22       6/01/2026         5,155
                                                                                              ----------
               Total Variable-Rate Demand Notes (cost: $2,410,326)                             2,410,326
                                                                                              ----------
               ADJUSTABLE-RATE NOTES (5.0%)
               DIVERSIFIED BANKS (2.8%)
    14,900     Bank of America Corp.                                  0.69       1/15/2015        14,919
    66,572     Citigroup, Inc.                                        0.50      11/05/2014        66,582
    48,661     JPMorgan Chase & Co.                                   0.68       4/23/2015        48,771
    16,250     Rabobank Nederland N.V.                                0.26       2/05/2015        16,251
                                                                                              ----------
                                                                                                 146,523
                                                                                              ----------
               GENERAL OBLIGATION (0.9%)
    45,000     Golden Empire Schools Financing Auth.                  0.26       5/01/2015        45,000
                                                                                              ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.3%)
    20,208     Bear Stearns Cos., LLC                                 0.96      10/28/2014        20,239
    33,371     General Electric Capital Corp.                         0.49       9/15/2014        33,384
    14,555     General Electric Capital Corp.                         0.61       1/09/2015        14,582
                                                                                              ----------
                                                                                                  68,205
                                                                                              ----------
               Total Adjustable-Rate Notes (cost: $259,728)                                      259,728
                                                                                              ----------

               TOTAL INVESTMENTS (COST: $5,212,261)                                           $5,212,261
                                                                                              ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)            (LEVEL 2)          (LEVEL 3)
                                      QUOTED PRICES    OTHER SIGNIFICANT        SIGNIFICANT
                                  IN ACTIVE MARKETS           OBSERVABLE       UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS               INPUTS             INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------
Money Market Instruments:
  Fixed-Rate Instruments                         $-           $1,441,417                 $-   $1,441,417
  Commercial Paper                                -            1,085,790                  -    1,085,790
  Put Bonds                                       -               15,000                  -       15,000
  Variable-Rate Demand Notes                      -            2,410,326                  -    2,410,326
  Adjustable-Rate Notes                           -              259,728                  -      259,728
--------------------------------------------------------------------------------------------------------
Total                                            $-           $5,212,261                 $-   $5,212,261
--------------------------------------------------------------------------------------------------------

================================================================================

28  | USAA MONEY MARKET FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2014

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Values of securities are determined by procedures and practices discussed in
   Note 1 to the financial statements.

   The cost of securities at July 31, 2014, for federal income tax purposes, was $5,212,261,000.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  CATEGORIES AND DEFINITIONS

   FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

   COMMERCIAL PAPER - unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

   PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  29

================================================================================

   VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

   ADJUSTABLE-RATE NOTES - similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   CSD    Central School District
   EDA    Economic Development Authority
   EDC    Economic Development Corp.
   IDA    Industrial Development Authority/Agency
   IDB    Industrial Development Board
   IDC    Industrial Development Corp.

   CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

   The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, securities deemed by USAA Asset Management Company (the Manager) to be of comparable quality at the time of purchase. The

================================================================================

30  | USAA MONEY MARKET FUND

================================================================================

   Manager also attempts to minimize credit risk in the Fund through rigorous internal credit research.

   (LIQ) Liquidity enhancement that may, under certain circumstances,provide for repayment of principal and interest upon demand from one of the following: Citigroup, Inc., Deutsche Bank A.G., or JPMorgan Chase Bank, N.A.

   (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

   (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from National Rural Utility Corp.

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

   (b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

July 31, 2014

--------------------------------------------------------------------------------

ASSETS
   Investments in securities (amortized cost approximates market value)        $5,212,261
   Cash                                                                               521
   Receivables:
       Capital shares sold                                                          6,871
       USAA Asset Management Company (Note 4C)                                        134
       Interest                                                                     5,553
                                                                               ----------
           Total assets                                                         5,225,340
                                                                               ----------
LIABILITIES
   Payables:
      Securities purchased                                                         22,370
      Capital shares redeemed                                                       8,349
      Dividends on capital shares                                                       8
   Accrued management fees                                                          1,068
   Accrued transfer agent's fees                                                      637
   Other accrued expenses and payables                                                233
                                                                               ----------
           Total liabilities                                                       32,665
                                                                               ----------
              Net assets applicable to capital shares outstanding              $5,192,675
                                                                               ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $5,192,680
   Overdistribution of net investment income                                           (7)
   Accumulated net realized gain on investments                                         2
                                                                               ----------
              Net assets applicable to capital shares outstanding              $5,192,675
                                                                               ==========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                  5,193,202
                                                                               ==========
   Net asset value, redemption price, and offering price per share             $     1.00
                                                                               ==========

See accompanying notes to financial statements.

================================================================================

32  | USAA MONEY MARKET FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended July 31, 2014

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                               $ 11,994
                                                                                 --------
EXPENSES
   Management fees                                                                 12,612
   Administration and servicing fees                                                5,255
   Transfer agent's fees                                                           13,600
   Custody and accounting fees                                                        594
   Postage                                                                            381
   Shareholder reporting fees                                                         213
   Trustees' fees                                                                      19
   Registration fees                                                                   77
   Professional fees                                                                  202
   Other                                                                               69
                                                                                 --------
      Total expenses                                                               33,022
   Expenses reimbursed                                                            (21,554)
                                                                                 --------
      Net expenses                                                                 11,468
                                                                                 --------
NET INVESTMENT INCOME                                                                 526
                                                                                 --------
NET REALIZED GAIN ON INVESTMENTS
   Net realized gain                                                                   15
                                                                                 --------
   Increase in net assets resulting from operations                              $    541
                                                                                 ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  33

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended July 31,

-----------------------------------------------------------------------------------------

                                                                        2014         2013
-----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                         $       526  $       502
   Net realized gain on investments                                       15           81
                                                                 ------------------------
      Increase in net assets resulting from operations                   541          583
                                                                 ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                (555)        (502)
   Net realized gains                                                      -         (150)
                                                                 ------------------------
      Distributions to shareholders                                     (555)        (652)
                                                                 ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       3,123,762    3,654,250
   Reinvested dividends                                                  549          645
   Cost of shares redeemed                                        (3,071,848)  (3,394,505)
                                                                 ------------------------
      Increase in net assets from capital share transactions          52,463      260,390
                                                                 ------------------------
   Net increase in net assets                                         52,449      260,321
NET ASSETS
   Beginning of year                                               5,140,226    4,879,905
                                                                 ------------------------
   End of year                                                   $ 5,192,675  $ 5,140,226
                                                                 ========================
Undistributed (overdistribution of) net
   investment income:
   End of year                                                   $        (7) $         9
                                                                 ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                     3,123,762    3,654,250
   Shares issued for dividends reinvested                                549          645
   Shares redeemed                                                (3,071,848)  (3,394,505)
                                                                 ------------------------
      Increase in shares outstanding                                  52,463      260,390
                                                                 ========================

See accompanying notes to financial statements.

================================================================================

34  | USAA MONEY MARKET FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2014

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this annual report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek the highest income consistent with preservation of capital and the maintenance of liquidity.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Repurchase agreements are valued at cost, which approximates market value.

    3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Board.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

36  | USAA MONEY MARKET FUND

================================================================================

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. At fiscal year end July 31, 2014, the Fund did not hold any repurchase agreements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended July 31, 2014, there were no custodian and other bank credits.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund

================================================================================

38  | USAA MONEY MARKET FUND

================================================================================

may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended July 31, 2014, the Fund paid CAPCO facility fees of $28,000, which represents 8.1% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended July 31, 2014.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for distribution adjustments resulted in reclassifications to the statement of assets and liabilities to decrease overdistribution of net investment income and accumulated net realized gain on investments by $13,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended July 31, 2014, and 2013, was as follows:

                                              2014                        2013
                                            ------------------------------------
Ordinary income*                            $555,000                    $652,000

As of July 31, 2014, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income*                                            $2,000

* Includes short-term realized capital gains, if any, which are taxable as ordinary income.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2014, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the year ended July 31, 2014, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

    The Fund's investment management fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year. For the year ended July 31, 2014, the Fund incurred management fees, paid or payable to the Manager, of $12,612,000.

================================================================================

40  | USAA MONEY MARKET FUND

================================================================================

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended July 31, 2014, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $5,255,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2014, the Fund reimbursed the Manager $141,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION - The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time without prior notice to shareholders. For the year ended July 31, 2014, the Fund incurred reimbursable expenses of $21,554,000, of which $134,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the year ended July 31, 2014, the Fund incurred transfer agent's fees, paid or payable to SAS, of $13,600,000.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

(5) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At July 31, 2014, USAA and its affiliates owned 9,023,000 shares, which represents 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) REGULATORY MATTERS

In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). It will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. Management is currently evaluating the impact of these rule amendments. Compliance dates for the various amendments range from 9 months to two years.

================================================================================

42  | USAA MONEY MARKET FUND

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                               YEAR ENDED JULY 31,
                                   --------------------------------------------------------------------------------
                                         2014              2013             2012               2011            2010
                                   --------------------------------------------------------------------------------
Net asset value at beginning
 of period                         $     1.00        $     1.00       $     1.00         $     1.00      $     1.00
                                   --------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income(a)                 .00               .00              .00                .00             .00
 Net realized and unrealized
  gain(a)                                 .00               .00              .00                .00             .00
                                   --------------------------------------------------------------------------------
Total from investment
 operations(a)                            .00               .00              .00                .00             .00
                                   --------------------------------------------------------------------------------
Less distributions from:
 Net investment income(a)                (.00)             (.00)            (.00)              (.00)           (.00)
 Realized capital gains                  (.00)(a)          (.00)(a)            -                  -               -
                                   --------------------------------------------------------------------------------
Total distributions(a)                   (.00)             (.00)            (.00)              (.00)           (.00)
                                   --------------------------------------------------------------------------------
Net asset value at end
 of period                         $     1.00        $     1.00       $     1.00         $     1.00      $     1.00
                                   ================================================================================
Total return (%)*                         .01               .01              .03(c)             .02             .16(b)
Net assets at end of
 period (000)                      $5,192,675        $5,140,226       $4,879,905         $5,020,709      $5,317,166
Ratios to average net assets:**
 Expenses (%)                             .22               .30(d)           .34(c),(d)         .40(d)          .56(b),(d)
 Expenses, excluding
  reimbursements (%)                      .63               .63(d)           .65(c),(d)         .65(d)          .62(b),(d)
 Net investment income (%)                .01               .01              .03                .01             .17

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2014, average net assets were $5,254,926,000.
(a) Represents less than $0.01 per share.
(b) During the year ended July 31, 2010, SAS reimbursed the Fund $817,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.01%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(c) During the year ended July 31, 2012, SAS reimbursed the Fund $853,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.02%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01% of average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

EXPENSE EXAMPLE

July 31, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2014, through July 31, 2014.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing

================================================================================

44  | USAA MONEY MARKET FUND

================================================================================

costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                   EXPENSES PAID
                                        BEGINNING              ENDING             DURING PERIOD*
                                      ACCOUNT VALUE         ACCOUNT VALUE        FEBRUARY 1, 2014 -
                                    FEBRUARY 1, 2014        JULY 31, 2014          JULY 31, 2014
                                    ---------------------------------------------------------------
Actual                                 $1,000.00              $1,000.00                $1.09
Hypothetical
 (5% return before expenses)            1,000.00               1,023.70                 1.10

* Expenses are equal to the Fund's annualized expense ratio of 0.22%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of less than 0.01% for the six-month period of February 1, 2014, through July 31, 2014.

================================================================================

                                                           EXPENSE EXAMPLE |  45

================================================================================

ADVISORY AGREEMENT(S)

July 31, 2014

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 30, 2014, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation

================================================================================

46  | USAA MONEY MARKET FUND

================================================================================

process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed may have different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial

================================================================================

                                                     ADVISORY AGREEMENT(S) |  47

================================================================================

wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as other funds in the Trust. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other front-end load and no-load retail money market funds regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any fee waivers or reimbursements - was below the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio, after reimbursements, was above the median of its expense group and its expense universe. The Board took into account management's discussion of the Fund's expenses, including the fact that the Manager had reimbursed fund expenses during the previous year. The Board also took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The Board also noted the level and method of computing the management fee. In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various

================================================================================

48  | USAA MONEY MARKET FUND

================================================================================

comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail money market funds regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was lower than the average of its performance universe and its Lipper index for the one-year period ended December 31, 2013, and was above the average of its performance universe and its Lipper index for the three- and five-year periods ended December 31, 2013. The Board also noted that the Fund's percentile performance ranking was in the top 25% of its performance universe for the one- and three-year periods ended December 31, 2013, and was in the top 5% of its performance universe for the five-year period ended December 31, 2013. The Board also took into account management's discussion regarding current market conditions.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of the services received by the Fund from the Manager as well as the type of fund. The Trustees recognized that the

================================================================================

                                                     ADVISORY AGREEMENT(S) |  49

================================================================================

Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the fee waiver and expense reimbursement arrangements by the Manager. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

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50  | USAA MONEY MARKET FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of seven Trustees.
These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address for each is P.O. Box 659430, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  51

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President, Financial Advice and Solutions Group, USAA (2/13-present); Director of AMCO (01/12-present); Director of USAA Investment Management Company (IMCO) (10/09-present); President and Director, IMCO (10/09-04/14); President, AMCO (8/11-4/13); President and Director of USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); President and Director of USAA Investment Corporation (ICORP) (03/10-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 17 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

52  | USAA MONEY MARKET FUND

================================================================================

JEFFERSON C. BOYCE(3, 4, 5, 6)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

DAWN M. HAWLEY(3, 4, 5, 6)
Trustee
Born: February 1954
Year of Election or Appointment: 2014

Manager of Finance, Menil Foundation, Inc. (5/07-6/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  53

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (3/10-2/14), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 9/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as over two years as a Board Member of the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (7/13-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-6/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over six years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

54  | USAA MONEY MARKET FUND

================================================================================

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 14 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the advisory board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

   (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
   (2) Member of Executive Committee.
   (3) Member of Audit Committee.
   (4) Member of Pricing and Investment Committee.
   (5) Member of Corporate Governance Committee.
   (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
   (7) Dr. Ostdiek was designated as an Audit Committee Financial Expert by the Funds' Board in November 2008.
   (+) Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  55

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-2/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Head of Equities, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director and General Counsel, FASG, USAA (10/12-10/13); Secretary and Director, IMCO (6/13-present); Attorney, FASG General Counsel, USAA (11/08-10/12); Assistant Secretary, USAA family of funds (4/10-6/13). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICORP.

================================================================================

56  | USAA MONEY MARKET FUND

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Executive Director, Lead Securities Attorney, FASG General Counsel, USAA (04/13-present); Attorney, FASG General Counsel, USAA (04/10-04/13); Associate, Goodwin Procter LLP (02/09-04/10). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. DE VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12); Manager, Tax, USAA (04/08-11/09).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  57

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

   (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

58  | USAA MONEY MARKET FUND

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      USAA.COM select your mutual fund
AT USAA.COM                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
         8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

209376-0914

================================================================================

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on usaa.com select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   23427-0914                                (C)2014, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 25, 2013, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 52 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended
July 31, 2014 and 2013 were $438,538 and $460,191, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2014 and 2013 were $78,650 and $65,860, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees billed by Ernst & Young LLP to the Registrant for tax compliance services relating to the review of federal tax returns for fiscal years ended July 31, 2014 and 2013 were $27,802 and $54,750, respectively.


(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2014 and 2013.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for July 31, 2014 and 2013 were $434,270 and $442,000, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2014 and 2013 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee:
August 31, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

Approved and adopted by the Investment Code of Ethics Committee:
August 23, 2013

Approved and adopted by the Board of Trustees of USAA Mutual Fund Trust:
September 25, 2013

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.
(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.
                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2014

By:*     /s/ Daniel J. Mavico
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     09/22/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     09/24/2014
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     09/24/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.